Goodwill, net - Narrative (Details) - USD ($) $ in Thousands	Jul. 19, 2016	Apr. 07, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, net			$ 6,810,012	$ 6,830,499	$ 3,958,881
North America Lottery
Goodwill [Line Items]
Goodwill, net			$ 1,221,529	$ 1,217,155	$ 1,069,863
Hudson Alley
Goodwill [Line Items]
Percentage of shares acquired (as a percent)	100.00%
Cash consideration	$ 5,000
Purchase price, payable	$ 3,000
Stated interest rate (as a percent)	1.25%
Earnout (not to exceed)	$ 5,000
Hudson Alley | North America Lottery
Goodwill [Line Items]
Goodwill, net	$ 4,400
IGT
Goodwill [Line Items]
Cash consideration		$ 3,616,410
Goodwill, net		$ 2,945,341